SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short term investments	€ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff	640	€ 0
Gain (loss) derivatives	€ 0
Maximum treasury shares as percentage of total shares issued	10.00%
Warranty expense	€ 112	110	€ 266
Advertising Expense	929	490	€ 291
Operating lease, right of use	€ 1,784	€ 1,555
Minimum
Warranty term	P1Y
Maximum
Warranty term	two years
Maximum | Sale and leaseback
Useful life	7 years